Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Years Ended December 31,
	2022	2021
Revenue
A4 Construction Services - MSM	$18,290,019	$16,191,284
A4 Construction Services - Excel	1,761,572	1,803,739
A4 Manufacturing - QCA	16,763,989	14,258,084
A4 Manufacturing - Alt Labs	12,889,992	11,674,220
A4 Defense - TDI	10,046,658	4,467,376
A4 Technologies - RCA	40,092,612	1,454,451
A4 Technologies - ElecJet	1,098,534	89,018
A4 Aerospace - Vayu	81,100	—
All Other	3,538,526	1,702,641
	$104,563,002	$51,640,813

Gross profit
A4 Construction Services - MSM	$1,374,517	$(385,266)
A4 Construction Services - Excel	3,681	(92,765)
A4 Manufacturing - QCA	3,258,082	2,763,213
A4 Manufacturing - Alt Labs	2,343,368	3,749,878
A4 Defense - TDI	3,082,844	1,073,636
A4 Technologies - RCA	10,687,202	379,740
A4 Technologies - ElecJet	(236,636)	76,818
A4 Aerospace - Vayu	13,087	—
All Other	1,188,257	132,744
	$21,714,402	$7,697,998

Income (loss) from operations
A4 Construction Services - MSM	$(883,922)	$(4,247,240)
A4 Construction Services - Excel	(973,934)	(1,969,535)
A4 Manufacturing - QCA	702,875	1,426,141
A4 Manufacturing - Alt Labs	2,284,308	(3,027,203)
A4 Defense - TDI	1,072,306	(282,882)
A4 Technologies - RCA	2,525,619	(100,328)
A4 Technologies - ElecJet	(1,107,254)	(62,163)
A4 Aerospace - Vayu	(3,336,279)	(4,875,829)
All Other	(11,039,503)	(8,983,320)
	$(10,755,784)	$(22,122,359)

Depreciation and amortization
A4 Construction Services - MSM	$684,563	$846,808
A4 Construction Services - Excel	267,966	291,556
A4 Manufacturing - QCA	417,172	377,868
A4 Manufacturing - Alt Labs	983,931	611,079
A4 Defense - TDI	288,950	191,740
A4 Technologies - RCA	979,206	49,299
A4 Technologies - ElecJet	414,333	33,833
A4 Aerospace - Vayu	1,025,412	1,093,995
All Other	1,113,005	658,181
	$6,174,538	$4,154,359

Interest Expenses
A4 Construction Services - MSM	$421,287	$706,607
A4 Construction Services - Excel	245,855	291,263
A4 Manufacturing - QCA	262,551	230,044
A4 Manufacturing - Alt Labs	351,503	72,060
A4 Defense - TDI	11,975	825
A4 Technologies - RCA	159,878	15,347
A4 Technologies - ElecJet	—	—
A4 Aerospace - Vayu	10,677	9
All Other	1,660,406	1,973,078
	$3,124,132	$3,289,233

Net income (loss)
A4 Construction Services - MSM	$(1,246,295)	$(1,481,382)
A4 Construction Services - Excel	(1,219,789)	(1,899,512)
A4 Manufacturing - QCA	367,760	1,774,139
A4 Manufacturing - Alt Labs	2,054,958	(2,643,752)
A4 Defense - TDI	1,060,331	(270,289)
A4 Technologies - RCA	2,365,741	(115,675)
A4 Technologies - ElecJet	(1,110,727)	(62,163)
A4 Aerospace - Vayu	(3,346,956)	(4,852,182)
All Other	(11,800,336)	(9,932,322)
	$(12,875,313)	$(19,483,138)

	As of December 31, 2022	As of December 31, 2021
Total Assets
A4 Construction Services - MSM	$11,309,049	$10,935,355
A4 Construction Services - Excel	3,359,818	3,050,206
A4 Manufacturing - QCA	20,988,492	11,869,711
A4 Manufacturing - Alt Labs	26,636,905	23,173,298
A4 Defense - TDI	13,497,381	11,982,580
A4 Technologies - RCA	27,191,977	28,174,091
A4 Technologies - ElecJet	12,897,440	12,904,267
A4 Aerospace - Vayu	14,632,530	14,702,838
All Other	$15,118,622	$17,831,504
	$145,632,214	$134,623,850

Goodwill
A4 Construction Services - MSM	$113,592	$113,592
A4 Construction Services - Excel	—	—
A4 Manufacturing - QCA	1,963,761	1,963,761
A4 Manufacturing - Alt Labs	4,410,564	4,410,564
A4 Defense - TDI	6,426,786	6,426,786
A4 Technologies - RCA	1,355,728	1,355,728
A4 Technologies - ElecJet	6,496,343	6,496,343
A4 Aerospace - Vayu	—	—
All Other	1,913,310	1,913,310
	$22,680,084	$22,680,084

Accounts receivable, net
A4 Construction Services - MSM	$5,188,521	$3,906,271
A4 Construction Services - Excel	288,243	286,972
A4 Manufacturing - QCA	3,867,141	2,339,597
A4 Manufacturing - Alt Labs	1,833,502	406,333
A4 Defense - TDI	1,905,314	1,371,184
A4 Technologies - RCA	3,232,559	2,961,201
A4 Technologies - ElecJet	12,888	37,744
A4 Aerospace - Vayu	—	—
All Other	811,776	565,874
	$17,139,944	$11,875,176

	Three Months Ended March 31,
	2023	2022
Revenue
A4 Construction Services - MSM	$3,813,140	$3,767,390
A4 Construction Services - Excel	332,864	288,814
A4 Manufacturing - QCA	4,191,643	4,318,860
A4 Manufacturing - Alt Labs	4,226,914	3,824,138
A4 Defense - TDI	2,970,087	2,687,981
A4 Technologies - RCA	7,453,423	9,237,259
A4 Technologies - ElecJet	102,495	556,729
A4 Aerospace - Vayu	—	25,000
All Other	1,271,147	$885,983
	$24,361,713	$25,592,154
Gross profit

A4 Construction Services - MSM	$231,888	$463,806
A4 Construction Services - Excel	(150,008)	(98,974)
A4 Manufacturing - QCA	897,715	1,027,184
A4 Manufacturing - Alt Labs	948,752	901,479
A4 Defense - TDI	616,582	843,189
A4 Technologies - RCA	2,374,178	2,184,328
A4 Technologies - ElecJet	(73,809)	(62,029)
A4 Aerospace - Vayu	(2,410)	25,000
All Other	373,568	$353,474
	$5,216,456	$5,637,457
Income (loss) from operations
A4 Construction Services - MSM	$(404,413)	$(315,698)
A4 Construction Services - Excel	(432,081)	(319,990)
A4 Manufacturing - QCA	19,097	414,448
A4 Manufacturing - Alt Labs	(559,125)	(987,483)
A4 Defense - TDI	181,534	423,140
A4 Technologies - RCA	475,864	566,290
A4 Technologies - ElecJet	(245,421)	(304,346)
A4 Aerospace - Vayu	(820,967)	(806,897)
All Other	(3,354,961)	(2,425,619)
	$(5,140,473)	$(3,756,155)
Depreciation and amortization
A4 Construction Services - MSM	$174,298	$166,404
A4 Construction Services - Excel	67,525	—
A4 Manufacturing - QCA	116,879	100,479
A4 Manufacturing - Alt Labs	208,554	307,035
A4 Defense - TDI	72,433	72,090
A4 Technologies - RCA	244,804	170,046
A4 Technologies - ElecJet	105,666	101,500
A4 Aerospace - Vayu	258,911	274,669
All Other	278,713	277,441
	$1,527,783	$1,469,664
Interest expense
A4 Construction Services - MSM	$113,710	$103,025
A4 Construction Services - Excel	60,570	61,985
A4 Manufacturing - QCA	163,645	36,289
A4 Manufacturing - Alt Labs	64,680	57,116
A4 Defense - TDI	17,347	—
A4 Technologies - RCA	85,956	54,817
A4 Technologies - ElecJet	—	—
A4 Aerospace - Vayu	5,958	—
All Other	487,004	295,729
	$998,870	$608,961
Net income (loss)
A4 Construction Services - MSM	$(480,600)	$(362,367)

A4 Construction Services - Excel	(492,651)	(381,975)
A4 Manufacturing - QCA	(144,187)	373,867
A4 Manufacturing - Alt Labs	(658,756)	(1,111,462)
A4 Defense - TDI	164,187	423,140
A4 Technologies - RCA	389,908	511,473
A4 Technologies - ElecJet	(245,421)	(304,346)
A4 Aerospace - Vayu	(826,925)	(806,897)
All Other	(3,474,698)	(2,340,993)
	$(5,769,143)	$(3,999,560)
The Company’s reportable segments as of March 31, 2023, and December 31, 2022, were as follows:

	As of March 31, 2023	As of December 31, 2022
Total assets
A4 Construction Services - MSM	$10,699,259	$11,309,049
A4 Construction Services - Excel	3,390,848	3,359,818
A4 Manufacturing - QCA	21,046,251	20,988,492
A4 Manufacturing - Alt Labs	27,083,918	26,636,905
A4 Defense - TDI	13,748,110	13,497,381
A4 Technologies - RCA	23,339,534	27,191,977
A4 Technologies - ElecJet	12,972,480	12,897,440
A4 Aerospace - Vayu	13,594,000	14,632,530
All Other	16,070,325	15,118,622
	$141,944,725	$145,632,214
Goodwill
A4 Construction Services - MSM	$113,592	$113,592
A4 Construction Services - Excel	—	—
A4 Manufacturing - QCA	1,963,761	1,963,761
A4 Manufacturing - Alt Labs	4,410,564	4,410,564
A4 Defense - TDI	6,426,786	6,426,786
A4 Technologies - RCA	1,355,728	1,355,728
A4 Technologies - ElecJet	6,496,343	6,496,343
A4 Aerospace - Vayu	—	—
All Other	1,913,310	1,913,310
	$22,680,084	$22,680,084
Accounts receivable, net
A4 Construction Services - MSM	$3,790,520	$5,188,521
A4 Construction Services - Excel	222,895	288,243
A4 Manufacturing - QCA	3,397,802	3,867,141
A4 Manufacturing - Alt Labs	1,994,703	1,833,502
A4 Defense - TDI	2,367,869	1,905,314
A4 Technologies - RCA	2,845,356	3,232,559
A4 Technologies - ElecJet	22,959	12,888
A4 Aerospace - Vayu	(491)	—
All Other	898,915	811,776
	$15,540,528	$17,139,944